QUARTERLY DATA (UNAUDITED)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information
QUARTERLY DATA (UNAUDITED)

Quarterly results of operations for the years ended December 31, 2015 and 2014 are as follows:

	Year Ended December 31, 2015				Year Ended December 31, 2014
	Fourth Quarter	Third Quarter	Second Quarter	First Quarter	Fourth Quarter	Third Quarter	Second Quarter	First Quarter
	(In Thousands, Except Share Amounts)
Interest and dividend income	$12,649	$12,217	$11,790	$11,470	$12,039	$11,728	$11,683	$12,071

Interest expense	2,376	2,333	2,145	2,047	2,038	2,041	2,080	2,084

Net interest and dividend income	10,273	9,884	9,645	9,423	10,001	9,687	9,603	9,987

Provision for loan losses	797	1,017	360	335	344	350	415	430

Net interest and dividend income after provision for loan losses	9,476	8,867	9,285	9,088	9,657	9,337	9,188	9,557

Noninterest income	2,628	2,746	2,610	2,337	2,486	2,446	2,462	2,772

Noninterest expenses	9,973	10,145	10,406	10,061	10,211	10,004	10,337	10,954

Income before income taxes	2,131	1,468	1,489	1,364	1,932	1,779	1,313	1,375

Income tax provision	683	494	484	443	541	579	399	469

Net income	$1,448	$974	$1,005	$921	$1,391	$1,200	$914	$906

Earnings per share:
Basic	$0.12	$0.08	$0.08	$0.07	$0.11	$0.10	$0.07	$0.07
Diluted	$0.12	$0.08	$0.08	$0.07	$0.11	$0.10	$0.07	$0.07

Quarterly per share data may not add to annual data due to rounding